Risk/Return Detail Data - FidelitySAIAlternativeRiskPremiaFundsCombo-PRO	Sep. 28, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Greenwood Street Trust
FidelitySAIAlternativeRiskPremiaFundsCombo-PRO | Fidelity SAI Alternative Risk Premia Strategy Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® SAI Alternative Risk Premia Strategy Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® SAI Alternative Risk Premia Strategy Fund seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from December 14, 2023 to July 31, 2024, the fund's portfolio turnover rate was 0% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate	none
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Constructing a portfolio focused on currency exposure that is established through various alternative risk premia (ARP) investment strategies. ARP investment strategies are systematic and rules-based investment strategies motivated by economic or market structure theory that provide exposure to specific risk premia such as carry, liquidity, low beta, momentum, value and volatility. Executing the fund's strategy through investments in swaps (including excess return and total return swaps) and other derivatives instruments that are designed to provide the returns of rules-based ARP investment strategy indices that provide currency exposure. These ARP investment strategies may have long/short exposure to cash, spot currency, forward contracts, futures, options, and other derivatives, providing exposure to the investment returns of currencies without investing directly in physical currencies. Investing in U.S. Government securities, short-term investment-grade debt securities, short-term investment funds, cash, and cash equivalents for investment purposes and to maintain collateral for derivatives positions. Employing various quantitative measures and qualitative techniques to evaluate characteristics of risk premia and risk premium indices in order to select ARP investment strategies. Engaging in transactions that may have a leveraging effect on the fund, including long and short investments in derivatives (such as swaps - including excess return and total return swaps, forward contracts, futures, and options) to create and adjust the fund's investment exposure, to enhance total return, to hedge risks, to manage certain investment risk, and to manage volatility.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
FidelitySAIAlternativeRiskPremiaFundsCombo-PRO | Fidelity SAI Alternative Risk Premia Strategy Fund | Fidelity SAI Alternative Risk Premia Strategy Fund
Risk/Return:
Management fee	0.45%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.52%
Total annual operating expenses	0.97%
Fee waiver and/or expense reimbursement	0.47%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.50%
1 year	$ 51
3 years	246
5 years	474
10 years	$ 1,132

[1]
A Fidelity Diversifying Solutions LLC (FDS) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.50% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FDS reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through November 30, 2025 . FDS may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.